Average Annual Total Returns - Institutional - Vanguard Total International Stock Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA IMI (reflects no deduction for fees or expenses) 10 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Total International Stock Index (reflects no deduction for fees or expenses) 10 Years
Total	11.28%	9.11%	5.15%	10.67%	8.34%	4.42%	7.05%	7.05%	3.94%	11.30%	9.13%	5.17%	11.24%	9.07%	5.22%	11.24%	9.07%	5.18%	11.12%	8.98%	5.06%